SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

16. SEGMENTED INFORMATION

As at and for the year ended December 31, 2024 the Company operates in 2 reportable segments (as at and for the year ended December 21, 2023 – 3). The Company organizes its two segments based on its product line as well as a corporate segment. The two segments are Drones and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV) while the Corporate segment includes all costs not directly associated with the Drone segment. The Company aggregates the information for the segments by analyzing the revenue stream and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.). The Vital segment derived its revenue from the sale of products that measure vitals to help detect symptoms from large groups of people from a distance and will no longer be an operating segment going forward. The Vital product was developed to address COVID-19 during the pandemic which has since waned and as a result, is no longer a core focus of the Company.

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

The board of the Company relies on executive management which assesses the financial performance and position of the group and makes strategic decisions. Executive management, which has been identified as being the chief operating decision maker, consists of the chief executive officer, chief operating officer and chief financial officer.

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

16. SEGMENTED INFORMATION (CONT’D)

December 31, 2024	Drones	Vital	Corporate	Total
Sales of goods	$5,368,476	$-	$-	$5,368,476
Provision of services	1,171,861	20,718	-	1,192,579
Total revenue	$6,540,337	$20,718	$-	$6,561,055
Segment loss	$5,975,503	$(20,718)	$4,728,628	$10,683,413
Finance and other costs	107,225	-	-	107,225
Depreciation	551,117	-	14,689	565,806
Amortization	11,285	-	-	11,285
Change in fair value of derivative liability	-	-	1,842,618	1,842,618
Loss (recovery) on write-off of notes receivable	-	-	40,020	40,020
Loss on write down of inventory	627,106	-	-	627,106
Net loss for the year	$7,272,236	$(20,718)	$6,625,955	$13,877,473

December 31, 2023	Drones	Vital	Corporate	Total
Sales of goods	$4,905,417	$381,676	$-	$5,287,093
Provision of services	1,267,749	-	-	1,267,749
Total revenue	$6,173,166	$381,676	$-	$6,554,842
Segment loss	$14,743,176	$(140,366)	$8,323,731	$22,926,541
Finance and other costs	(80,211)	-	(3,069)	(83,280)
Depreciation	499,530	-	11,147	510,677
Amortization	35,960	-	-	35,960
Change in fair value of derivative liability	-	-	(211,110)	(211,110)
Loss on write-off of notes receivable	-	-	101,351	101,351
Loss on write down of inventory	331,671	-	-	331,671
Net loss for the year	$15,530,126	$(140,366)	$8,222,050	$23,611,810

December 31, 2022	Drones	Vital	Corporate	Total
Sales of goods	$5,388,262	$162,170	$-	$5,550,432
Provision of services	2,054,627	-	-	2,054,627
Total revenue	$7,442,889	$162,170	$-	$7,605,059
Segment loss	$9,929,789	$602,580	$12,926,884	$23,459,253
Finance and other costs	(3,529)	-	(40,816)	(44,345)
Depreciation	586,185	-	7,092	593,277
Amortization	179,482	-	-	179,482
Impairment of goodwill and intangibles	2,166,563	4,288,351	-	6,454,914
Change in fair value of derivative liability	-	-	(5,502,688)	(5,502,688)
Loss on write-off of notes receivable	1,080,645	-	(771,260)	309,385
Loss on write down of inventory	251,754	1,724,760	-	1,976,514
Write down of deposit	-	228,572	-	228,572
Net loss for the year	$14,190,889	$6,844,263	$6,619,212	$27,654,364

Draganfly Inc.

Notes to the Consolidated Financial Statements

For the Year Ended December 31, 2024

Expressed in Canadian Dollars

16. SEGMENTED INFORMATION (CONT’D)

Geographic segmentation is as follows:	For the years ended December 31,
	2024	2023	2022
Non-current assets
Canada	$1,117,513	$1,441,701	$1,121,821
United States	-	206,616	-
	$1,117,513	$1,648,317	$1,121,821
Revenue
Canada	$6,523,341	$6,162,672	$6,919,038
United States	37,714	392,170	686,021
	$6,561,055	$6,554,842	$7,605,059

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.